Document and Entity Information	Feb. 01, 2021
Cover [Abstract]
Entity Registrant Name	SKYLINE CHAMPION CORPORATION
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000090896
Document Period End Date	Feb. 01, 2021
Entity Emerging Growth Company	false
Entity File Number	001-04714
Entity Tax Identification Number	35-1038277
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	755 West Big Beaver Road
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48084
City Area Code	248
Local Phone Number	614-8211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SKY
Security Exchange Name	NYSE